Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 597	$ 676	$ 900
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years